Vessels, net - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
M/V Agamemnon, M/T Amore Mio II, M/T Miltiadis M II, M/T Ayrton II and M/T Axios
Property Plant And Equipment
Vessel improvement costs capitalized	$ 944